SHARE-BASED COMPENSATION (Details) - shares	1 Months Ended	12 Months Ended
	Nov. 30, 2015	Dec. 31, 2018	Dec. 31, 2011	Apr. 30, 2009
SHARE-BASED COMPENSATION
Expiration period		6 years
Vesting period		4 years
2009 Option Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share plan			10,000,000	5,000,000
2015 Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share plan	10,000,000
Expiration period	10 years
Automatic increase allowed (as a percentage)	5.00%